As filed with the Securities and Exchange Commission on September 8, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6194

The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP
777 E. Wisconsin Ave., Milwaukee, WI 53202
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1. Report to Stockholders.

CHACONIA INCOME & GROWTH FUND, INC.
Letter to Shareholders

Dear Shareholders:

We are pleased to report the Chaconia Income and Growth Fund has achieved a total return of 1.5% for the first half of the year and a total return of more than 10.6% for the last twelve months. We continue to earnestly seek value for our shareholders by identifying both equity and fixed income investments that offer a prudent balance between risk and reward. The Chaconia Fund is meeting its goals of providing our shareholder growth balanced with income.

U.S. Market Review for First half of 2004

For the second quarter of 2004, the equity markets posted modest gains. After a 1.7% net gain in the first quarter of 2004, the S&P 500 duplicated its performance in the second quarter of 2004, again returning 1.7%. The subdued performance of the overall market has been somewhat disappointing to investors who had hoped for a repeat of a strong 2003 equity market. Widespread opinion was that the market would continue its rally, buoyed by strong corporate earnings along with continued increases in both consumer and corporate spending to drive GDP growth. Instead, a mixed bag of economic indicators, high oil prices and continued geopolitical uncertainty dampened returns. Economic data released throughout 2004 shows mixed signals of an improving economic environment in the U.S. offset by data pointing to a more gradual recovery. A major concern throughout the first half of the year has been the dramatic move in energy prices. Consumers and businesses alike were pinched as benchmark crude oil prices increases almost 15% from the beginning of the year to the end of June with the price per barrel crossing $40 several times throughout the quarter. Finally, the long anticipated rise in short term interest rates came at the second quarter’s close on June 30. The bond market’s sell-off in April preceded and anticipated the rate increase as benchmark corporate and U.S. Treasury yields barely moved up on the Federal Reserve’s 0.25 percentage point hike.

During the first half of 2004, the S&P 500 returned 3.4% and the Russell 1000 almost identical at a 3.3% year-to-date total return. The energy sector contributed the highest sector returns of 13.1%. It was followed by the industrial sector with 7.4% and the consumer staples sector with 6.1% total return. Information technology delivered the weakest return of 0.2%.

Equity Outlook for Second Half of 2004

We believe that the U.S. economic recovery will continue with moderate and steady progress. Continued positive earnings announcements coupled with improving top-line and bottom-line growth will continue to influence investors’ sentiment and the markets. These improvements should eventually be reflected in equity valuations, credit spreads and asset prices.

Your Chaconia Income and Growth Fund is well poised to continue to benefit from an environment of improving corporate performance and buoyed investor confidence. Companies that have demonstrated the ability to both consistently perform and leverage their competitive advantages in the marketplace reward equity and fixed income investors. We maintain our diligence in selecting such companies for the Chaconia Income and Growth Fund portfolio. We will continue to employ our investment philosophy as we work hard to deliver for our shareholders.

Sincerely,

/s/ Michael Alexander
Michael Alexander
President

July 23, 2004

The performance data included above represents past performance and is no guarantee of future results. The investment return and principal value of your investment in the Chaconia Income & Growth Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

1

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments
June 30, 2004 (Unaudited)

Number of Shares		Market Value

	LONG-TERM INVESTMENTS - 101.0%
	COMMON STOCKS - 75.4%

	Aerospace - 1.2%
5,500	The Boeing Company	$280,995

	Basic Materials - 1.9%
10,500	The Dow Chemical Company	427,350

	Capital Goods - 0.8%
5,300	General Electric Company	171,720

	Consumer Cyclicals - 1.5%
14,200	The TJX Companies, Inc.	342,788

	Consumer Staples - 2.8%
6,800	Target Corporation	288,796
14,000	The Walt Disney Company	356,860
		645,656

	Electric Services - 1.0%
11,200	Duke Energy Corporation	227,248

	Financial Services - 16.8%
4,000	Bank of America Corporation	338,480
12,600	Citigroup Inc.	585,900
7,999	Countrywide Financial Corporation	561,930
7,600	Fannie Mae	542,336
6,800	Freddie Mac	430,440
5,000	The Goldman Sachs Group, Inc.	470,800
8,300	Merrill Lynch & Co., Inc.	448,034
8,148	Morgan Stanley	429,970
		3,807,890
	Food & Beverage - 3.8%
17,000	Darden Restaurants, Inc.	349,350
14,000	Yum! Brands, Inc.*	521,080
		870,430
	Health Care - 11.7%
8,000	Abbott Laboratories	326,080
800	Anthem, Inc.*	71,648
6,525	Barr Pharmaceuticals Inc.*	219,893
7,900	Beckman Coulter, Inc.	481,900
6,500	Eli Lilly and Company	454,415
4,400	Express Scripts, Inc.*	348,612
8,000	Merck & Co. Inc.	380,000
11,000	Pfizer Inc.	377,080
		2,659,628

See Notes to the Financial Statements.

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CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments (continued)
June 30, 2004 (Unaudited)

Number of Shares		Market Value

	Insurance - 3.3%
10,000	The Allstate Corporation	$465,500
4,000	American International Group, Inc.	285,120
		750,620

	Integrated Oils - 8.2%
10,500	Apache Corporation	457,275
16,600	Burlington Resources Inc.	600,588
4,000	Devon Energy Corporation	264,000
11,000	Occidental Petroleum Corporation	532,510
		1,854,373

	Multimedia - 0.8%
10,000	Time Warner Inc.*	175,800

	Mutual Funds - 5.8%
477,123	Trinidad & Tobago Unit Trust Corporation
	First Unit Scheme (f) (a)	1,311,039

	Semiconductors - 4.5%
24,000	Atmel Corporation*	142,080
21,600	Intel Corporation	596,160
7,000	International Rectifier Corporation*	289,940
		1,028,180

	Technology - 8.1%
15,700	Adaptec, Inc.*	132,822
31,400	Corning Incorporated*	410,084
31,200	Flextronics International Ltd.* (f)	497,640
5,000	International Business Machines Corporation (IBM)	440,750
13,300	SunGard Data Systems Inc.*	345,800
		1,827,096

	Telecommunications - 2.5%
9,000	CenturyTel, Inc.	270,360
8,000	Verizon Communications Inc.	289,520
		559,880

	Transportation - 0.7%
2,500	Union Pacific Corporation	148,625

	Total Common Stocks
	(cost $14,582,432)	17,089,318

See Notes to the Financial Statements.

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CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments (continued)
June 30, 2004 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS - 10.1%
	Automotive - 2.9%
$ 300,000	Ford Motor Co.,	$283,237
	6.500%, due 08/01/18
350,000	Household Finance Corporation,	376,459
	7.200%, due 07/15/06
		659,696

	Communications - 1.6%
350,000	Cox Communications Inc.,
	6.875%, due 06/15/05	362,724

	Consumer Cyclicals - 1.5%
300,000	Wal-Mart Stores, Inc.,
	7.250%, due 06/01/13	343,378

	Cruise Lines - 1.6%
350,000	Carnival Corp. (f),
	6.150%, due 04/15/08	372,854

	Finance - 2.1%
	Private Export Funding:
250,000	6.490%, due 07/15/07	269,871
200,000	3.375%, due 02/15/09	193,909
		463,780

	Transportation - 0.4%
100,000	Union Pacific Corporation
	4.698%, due 01/02/24	94,874

	Total Corporate Bonds
	(cost $2,394,762)	2,297,306

See Notes to the Financial Statements.

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CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments (continued)
June 30, 2004 (Unaudited)

Principal Amount		Market Value

	NON-AGENCY MORTGAGE AND
	ASSET BACKED SECURITIES - 3.2%
$ 200,000	American Express Credit Account Master Trust,
	Series 2000-1, Class A,
	7.200%, due 09/17/07	$206,567
90,830	California Infrastructure PG&E,
	Series 1997-1, Class A7,
	6.420%, due 09/25/08	94,841
100,000	Centerpoint Energy Transition Bond Company, LLC,
	Series 2001-1, Class A4,
	5.630%, due 09/15/15	104,360
90,000	Connecticut RRB Special Purpose Trust CL&P,
	Series 2001-1, Class A5,
	6.210%, due 12/30/11	97,421
98,808	Massachusetts RRB Special Purpose Trust,
	Series 2001-1, Class A,
	6.530%, due 06/01/15	106,856
100,000	PSE&G Transition Funding LLC,
	Series 2001-1, Class A7,
	6.750%, due 06/15/16	111,511

	Total Non-Agency Mortgage and
	Asset Backed Securities (Cost $710,993)	721,556

	U.S. TREASURY OBLIGATIONS - 3.1%
200,000	U.S. Treasury Bond,
	6.000%, due 02/15/26	215,570
500,000	U.S. Treasury Note,
	3.875%, due 02/15/13	478,145

	Total U.S. Treasury Obligations
	(cost $713,857)	693,715

	U.S. GOVERNMENT AGENCY AND
	AGENCY-BACKED ISSUES - 9.2%
200,000	AID-ISRAEL,
	5.500%, due 12/04/23	197,198
200,000	Amethyst,
	4.620%, due 04/15/16	199,234
750,000	Federal National Mortgage Association (FNMA),
	7.000%, due 07/15/05	786,311
		1,182,743

See Notes to the Financial Statements.

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CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments (continued)
June 30, 2004 (Unaudited)

Principal Amount		Market Value

	Government National Mortgage Association (GNMA)
	Real Estate Mortgage Investment Conduit Pass-Thru
	Certificates:
$ 199,714	Series 2002-83, Class A,
	3.313%, due 04/16/17	$198,190
98,294	Series 2003-72, Class B,
	4.356%, due 02/16/30	96,716
		294,906

	Small Business Administration (SBA)
	Participation Certificates:
200,000	Series 2004-10C, Class 1,
	4.230%, due 05/01/14	198,586
200,000	Series 2004-20E, Class 1,
	5.180%, due 05/01/24	198,901
200,000	Series 2004-20F, Class 1,
	5.520%, due 06/01/24	202,606
		600,093

	Total U.S. Government Agency and
	Agency-Backed Issues
	(cost $1,641,851)	2,077,742

Principal Amount		Market Value

	SHORT-TERM INVESTMENTS - 0.4%
	Money Market Mutual Funds - 0.4%
$ 100,215	First American Treasury Obligations Fund
	Class A, 0.4086%**	$100,215

	Total Short-Term Investments
	(cost $100,215)	100,215

	TOTAL INVESTMENTS - 101.4%
	(cost $20,338,820)	22,979,852

	Liabilities in excess of
	other assets - (1.4%)	(323,851)

	TOTAL NET ASSETS - 100.0%	$22,656,001

*	Non-income producing security.
**	Variable rate security.
The rate listed is as of June 30, 2004.
a	Affiliated issuer.
f	Foreign security.

See Notes to the Financial Statements.

4

CHACONIA INCOME & GROWTH FUND, INC.
Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

ASSETS:
Investments, at value
Non-affiliates (cost $19,474,549)	$21,668,813
Affiliates (cost $864,271)	1,311,039
Interest receivable	86,373
Dividends receivable	15,357
Receivable from Fund shares sold	5,627
Other assets	21,975
Total assets	23,109,184

LIABILITIES:
Payable for investments purchased	111,171
Accrued distribution fees	50,759
Accrued service fees	49,307
Payable to Transfer Agent	48,998
Payable to Adviser	31,623
Payable for Fund shares redeemed	7,967
Other accrued expenses	153,358
Total liabilities	453,183

NET ASSETS	$22,656,001

NET ASSETS CONSIST OF:
Capital stock ($0.01 par value)
and paid in capital	$29,687,241
Accumulated net realized
loss on investments	(9,672,272)
Net unrealized appreciation
on investments	2,641,032
Total net assets	$22,656,001

Shares outstanding (8,000,000 shares authorized)	2,276,884

Net asset value, redemption price
and offering price per share	$9.95

See Notes to the Financial Statements.

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CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest income	$168,033
Dividend income	135,909
Total investment income	303,942

EXPENSES:
Shareholder servicing and accounting costs	71,640
Advisory fees	66,094
Distribution fees	57,393
Professional fees	56,438
Directors fees and expenses	37,742
Service fees	28,696
Administration fees	20,009
Reports to shareholders	10,000
Custody fees	3,113
Federal and state registration fees	2,552
Other	13,016
Total expenses	366,693

NET INVESTMENT LOSS	(62,751)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(3,015)
Net change in unrealized appreciation
/depreciation on investments	413,982
Net realized and unrealized gain
on investments	410,967

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$348,216

See Notes to the Financial Statements.

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CHACONIA INCOME & GROWTH FUND, INC.
Statements of Changes in Net Assets

	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
OPERATIONS:
Net investment loss	$(62,751)	$(210,367)
Net realized loss on investments	(3,015)	(931,461)
Net realized gain on investment - Affiliates	-	68,646
Net change in unrealized appreciation
/depreciation on investments	413,982	5,462,607
Net increase in net assets
from operations	348,216	4,389,425

DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:	-	(95,742)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	798,277	792,313
Reinvestment of dividends	-	66,487
Payment for shares redeemed	(1,289,930)	(2,989,939)
Net decrease in net assets from
capital share transactions	(491,653)	(2,131,139)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(143,437)	2,162,544

NET ASSETS:
Beginning of year	22,799,438	20,636,894
End of year	$22,656,001	$22,799,438

CHANGES IN SHARES OUTSTANDING:
Shares sold	79,990	88,126
Shares issued to holders in
reinvestment of dividends	-	6,777
Shares redeemed	(129,678)	(342,555)
Net decrease	(49,688)	(247,652)
Beginning Shares	2,326,572	2,574,224
Ending Shares	2,276,884	2,326,572

See Notes to the Financial Statements.

6

CHACONIA INCOME & GROWTH FUND, INC.
Financial Highlights

	For the Six Months Ended		Year Ended December 31,
	June 30, 2004		2003		2002	2001		2000		1999
	(Unaudited)

Per Share Data (for a share outstanding throughout the year):

Net asset value, beginning of year	$9.80		$8.02		$9.75	$10.57		$12.34		$12.47

Income from investment operations:
Net investment income / (loss)	(0.03	)(1)	(0.10	)(1)	0.03 (1)	0.02	(1)	0.07		0.14
Net realized and unrealized
gain / (loss) on investments	0.18		1.92		(1.70)	(0.80)		(1.77)		0.20
Total from investment operations	0.15		1.82		(1.67)	(0.78)		(1.70)		0.34

Less distributions:
From net investment income	–		(0.04)		(0.06)	(0.04)		(0.07)		(0.14)
From net realized gains	–		–		–	–		–		(0.33)
Total distributions	–		(0.04)		(0.06)	(0.04)		(0.07)		(0.47)

Net asset value, end of year	$9.95		$9.80		$8.02	$9.75		$10.57		$12.34

Total Return	1.53	% (2)	22.71%		-17.15% (3)	-7.33	% (3)	-13.76	% (3)	2.73	%(3)

Supplemental data and ratios:
Net assets, end of period (in thousands)	$22,656		$22,799		$20,637	$30,235		$43,260		$62,900

Ratio of expenses to average net assets	3.20%		3.90%		3.40%	2.91%		1.94%		1.73%

Ratio of net investment income (loss) to average net assets	(0.55)%		(0.98)%		0.36%	0.19%		0.54%		1.19%

Portfolio turnover rate	15.50%		13.70%		16.36%	19.65%		62.44%		65.75%

(1)
Net investment income (loss) per share is calculated using the ending balance of undistributed net investment income (loss) prior to consideration of adjustments for permanent book and tax differences.

(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements.

7

CHACONIA INCOME & GROWTH FUND, INC.
Notes to the Financial Statements
June 30, 2004 (Unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Chaconia Income & Growth Fund, Inc. (the "Fund") is organized as a Maryland Corporation, incorporated on October 24, 1990, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund’s investment objective is high current income and capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

a)	Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith under procedures established by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

b)	Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c)	Distributions to Shareholders - Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

d)	Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e)	Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

f)	Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the sale of investment securities by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Bond premiums and discounts are amortized using the effective interest method.

2.    INVESTMENT TRANSACTIONS AND TAX INFORMATION

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended June 30, 2004 were as follows:

	Purchases	Sales
U.S. Government	$1,056,580	$1,558,171
Other	2,496,486	2,264,498

8

CHACONIA INCOME & GROWTH FUND, INC.
Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows:

Cost of investments	$21,130,780

Gross unrealized appreciation	3,912,653
Gross unrealized depreciation	(1,993,959)
Net unrealized depreciation	$1,918,694

Undistributed ordinary income	$8,395
Undistributed long-term capital gain	-
Total distributable earnings	$8,395

Other accumulated gains/losses	$(9,669,258)
Total accumulated earnings/(losses)	$(7,742,169)

At December 31, 2003, the Fund had accumulated capital loss carryforwards of $8,981,909, with $3,103,208 expiring in 2008, $5,220,744 expiring in 2009, $413,844 expiring in 2010 and $244,113 expiring in 2011. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. In addition, the Fund realized, on a tax basis, a post-October loss through December 31, 2003 of $687,348. This loss is not recognized for tax purposes until the first day of the following fiscal year.

The tax character of distributions during the periods ended June 30, 2004 and December 31, 2003 are as follows:

	Six Months Ended June 30, 2004	Fiscal Year Ended December 31, 2003
Distributions from:
Ordinary Income	$–	$95,742
Long-term capital gains	–	–

3.    INVESTMENT MANAGEMENT FEE AND OTHER AGREEMENTS

The Fund has an investment advisory and management agreement with Earnest Partners, LLC (the "Adviser"). Under the agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of the greater of $50,000 or 0.75% of the portion of the daily net assets not exceeding $10 million; 0.50% of the portion of the daily net assets exceeding $10 million but not exceeding $20 million; and 0.25% of the portion of the daily net assets exceeding $20 million.

U.S. Bancorp Fund Services, LLC serves as Transfer Agent, Administrator and Accounting Services Agent for the Fund. U.S. Bank, N.A. serves as Custodian for the Fund.

4.    SERVICE AND DISTRIBUTION PLANS

The Fund pays service fees to certain entities for personal service and/or maintenance of shareholder accounts. Service fees are calculated up to 0.25% of each shareholder account opened with the Fund as a result of a sale made by the particular entity of the Fund’s shares. The Fund incurred service fees of $28,696 under this agreement during the six months ended June 30, 2004.

The Board of Directors has adopted a Distribution Plan (the "Plan") applicable to the Fund under Rule 12b-1 of the Investment Company Act of 1940, as amended. Pursuant to the Plan, registered brokers and dealers and qualified recipients are reimbursed by the Fund for services provided and expenses incurred in connection with the sale of the Fund’s shares of up to 0.50% of the average daily net assets of the Fund. In November 2002, the Fund entered into a distribution agreement with Chaconia Financial Services, Inc. ("CFS"), a registered broker-dealer and subsidiary of the Trinidad & Tobago Unit Trust Corporation ("UTC"), the Fund’s sponsor, for distribution of Fund shares in the United States of America. For the six months ended June 30, 2004, CFS and UTC earned $57,393.

5.    TRANSACTIONS WITH AFFILIATES

The following company is affiliated, as defined in Section (2)(a)(3) of the Investment Company Act of 1940, with the Chaconia Income & Growth Fund.

Name of Issuer	Share Balance at January 1, 2004	Purchases	Sales	Share Balance at June 30, 2004

Trinidad & Tobago Unit Trust Corporation-First Unit Scheme*	477,123	–	–	477,123
Cost	$864,271	–	–	$864,271

* Dividends paid to the Fund during the six months were $23,248 and there were no realized gains (losses) for the period.

9

CHACONIA INCOME & GROWTH FUND, INC.
Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

6.    PROXY RESULTS
A special meeting of the Fund’s shareholders was held on June 24, 2004 to approve the election of eight (8) directors to the Board of Directors, as follows:

-	Michael Alexander
-	Clarry Benn
-	Anthony T. Bryan, Dr.
-	John Cole, Dr.
-	Gayle Daniel-Worrell
-	Ainsworth Harewood
-	Nigel L. Scott
-	Roosevelt J. Williams, Dr.

The results of the proxy solicitation on the preceding matter were:

	Votes For	Votes Against	Votes Withheld /Abstentions
Michael Alexander	811,974	533	-
Clarry Benn	811,164	1,343	-
Anthony T. Bryan, Dr.	811,375	1,132	-
John Cole, Dr.	811,382	1,125	-
Gayle Daniel-Worrell	811,981	526	-
Ainsworth Harewood	811,188	1,320	-
Nigel L. Scott	811,382	1,125	-
Roosevelt J. Williams, Dr.	811,382	1,125	-

Proxy Voting

A description of the Company’s proxy voting policies and procedures relating to the holdings of the Fund is available, without charge and upon request, on the SEC’s website at www.sec.gov or by calling 1-800-368-3322.  The Fund's porxy record is available on the SEC's website at www.sec.gov.

10

11

CHACONIA INCOME & GROWTH FUND, INC.

DIRECTORS AND PRINCIPAL OFFICERS
Dr. Anthony T. Bryan, Director
Dr. John A. Cole, Director
Dr. Roosevelt J. Williams, Director
Nigel Scott, Director
Ainsworth Harewood, Director
Michael Alexander, President and Director
Eutrice Carrington, Vice President and Treasurer
Gayle Daniel-Worrell, Director, Vice President, Secretary and Compliance Officer

INVESTMENT ADVISER
Earnest Partners, LLC
75 Fourteenth Street, Suite 2300
Atlanta, Georgia, 30309

DISTRIBUTOR
Chaconia Financial Services, Inc.
c/o Trinidad & Tobago Unit Trust Corporation
UTC Financial Center
82 Independence Square
Port of Spain, Trinidad

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CHACONIA
INCOME &
GROWTH FUND

SEMI-ANNUAL REPORT
JUNE 30, 2004

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

None.

Item 10. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are designed to ensure that information required to be disclosed by the Registrant in this form N-CSR is recorded, processed, summarized and reported in a timely manner, and that information required to be disclosed in this form N-CSR is accumulated and communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

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(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)	(1) Any code of ethics or amendment thereto. Not applicable.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Chaconia Income & Growth Fund, Inc.
By	/s/ Michael Alexander______________
(Signature and Title)	Michael Alexander President
Date	September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	The Chaconia Income & Growth Fund, Inc.
By	/s/ Eutrice Carrington_______________
(Signature and Title)	Eutrice Carrington Treasurer
Date	September 8, 2004